Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Basis of Presentation. The accompanying interim unaudited condensed consolidated financial statements and footnotes of Blackboxstocks Inc. have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and the instructions to Rule 10-01 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these unaudited condensed consolidated financial statements contain all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the results of the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending December 31, 2025. These condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Going Concern. The accompanying financial statements have been prepared in assumption of the continuation of the Company as a going concern, which is dependent upon the Company’s ability to obtain sufficient financing or establish itself as a profitable business. For the year ended December 31, 2024, the Company incurred an operating loss of $3,309,064 and a net loss of $3,471,227. For the nine months ended September 30, 2025, the Company incurred an operating loss of $2,470,009 and a net loss of $2,819,009. Cash flows used in operations totaled $2,819,753 for the nine months ended September 30, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

On March 10, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with RABLBX Merger Sub Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and REalloys Inc., a Nevada corporation (“REalloys”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, REalloys is expected to merge with and into Merger Sub, at which time Merger Sub will cease to exist and REalloys will become a wholly-owned subsidiary of the Company (the “Merger”). At the closing of the Merger (the “Closing”), the holders of capital stock and outstanding instruments convertible into or exercisable for capital stock of REalloys will receive shares of common and preferred stock of the Company, $0.001 par value, based on an exchange ratio formula in the Merger Agreement (the “Exchange Ratio”) or as otherwise agreed to in the Merger Agreement, which is subject to adjustment in the event the parties raise capital in excess of certain thresholds. Immediately following Closing, based upon the Exchange Ratio, pre-Closing stockholders of the Company are expected to collectively retain approximately 7.3% of the post-Close aggregate common stock of the Company, par value $0.001 (the “Company Common Stock”) and holders of REalloys capital stock and instruments convertible into or exercisable for capital stock of the REalloys will receive as merger consideration common and convertible preferred stock of the Company Common Stock representing approximately 92.7% of the post-Close aggregate as common of the Company. The Company believes that REalloys will be able to raise substantial capital and already has completed a financing that will provide $5,000,000 upon completion of the Merger. Closing of the Merger is subject to various customary closing conditions including but not limited to the SEC declaring the registration statement effective, approval of REalloys initial listing application by Nasdaq, and stockholder approval.

In addition, the Company entered into a Securities Purchase Agreement with Five Narrow Lane LP, on January 17, 2025 (which was later amended on January 27, 2025, pursuant to which the Company agreed to issue, and Five Narrow Lane LP agreed to purchase a debenture (the “Purchase Agreement”). The Purchase Agreement provides for financing of up to an aggregate principal amount $2,300,000 of which $2,050,000 was received during the period ended September 30, 2025. There can be no assurance that the merger with REalloys will be completed and the related financing will be received.

The Company has historically been able to raise capital in order to fund its operations and on January 31, 2025, the Company filed a registration statement on Form S-3 for the sale of up to $50,000,000 of securities. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75,000,000. On July 1, 2025 the Company entered into an At-The-Market Issuance Sales Agreement (the “ATM Agreement”) with Alexander Capital, L.P. (“Alexander Capital”). Pursuant to the ATM Agreement, the Company may from time to time issue and sell to or through Alexander Capital, acting as the Company’s sales agent, shares of the Company’s common stock having an aggregate offering price of up to $5,795,000. Sales of the shares are to be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). As sales agent, Alexander Capital will offer the shares at prevailing market prices and use its commercially reasonable efforts, consistent with its sales and trading practices, to sell on the Company’s behalf all of the shares requested to be sold by the Company, subject to the terms and conditions of the ATM Agreement. As of October 15, 2025, the Company has raised gross proceeds of $1,445,712 under the ATM Agreement from the sale of 191,644 shares of its common stock. See Note 3.

There can be no assurance that the Company will be able to raise any capital or on acceptable terms.

The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Subsequent Events. The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment consideration.

Earnings or (Loss) Per Share. Basic earnings per share (or loss per share), is computed by dividing the earnings (loss) for the period by the weighted average number of common stock shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities by including other potentially issuable shares of common stock, including shares issuable upon conversion of convertible securities or exercise of outstanding stock options and warrants, in the weighted average number of common shares outstanding for the period. Therefore, because including shares issuable upon conversion of convertible securities and/or exercise of outstanding options and warrants would have an anti-dilutive effect on the loss per share, only the basic earnings (loss) per share is reported in the accompanying financial statements for period of loss.

The Company had total potential additional dilutive securities outstanding at September 30, 2025, as follows.

Series A Convertible Preferred Shares	3,269,998
Conversion rate	0.2
Common shares after conversion	654,000
Option shares	132,625
Warrant shares	114,198
Senior Secured Debentures	$1,440,350
Conversion rate	$5.46
Shares	263,800
Convertible note	$164,000
Conversion rate	$5.46
Shares	30,036

2. Summary of Significant Accounting Policies

Basis of Presentation. The accompanying consolidated financial statements (“financial statements”) have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Going Concern. The accompanying financial statements have been prepared in assumption of the continuation of the Company as a going concern, which is dependent upon the Company’s ability to obtain sufficient financing or establish itself as a profitable business. For the year ended December 31, 2024, the Company incurred an operating loss of $3,309,064 and a net loss of $3,471,227. In addition, for the year ended December 31, 2023, the Company incurred an operating loss of $5,297,671 and a net loss of $4,664,455. Cash flows used in operations totaled $705,725 for the year ended December 31, 2024. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

On March 10, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with RABLBX Merger Sub Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and REalloys Inc., a Nevada corporation (“REalloys”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, REalloys will merge with and into Merger Sub, Merger Sub will cease to exist and REalloys will become a wholly-owned subsidiary of the Company (the “Merger”). At the closing of the Merger (the “Closing”), the holders of capital stock and outstanding instruments convertible into or exercisable for capital stock of REalloys will receive shares of common and preferred stock of the Company, $0.001 par value, based on an exchange ratio formula in the Merger Agreement (the “Exchange Ratio”) or as otherwise agreed to in the Merger Agreement, which is subject to adjustment in the event the parties raise capital in excess of certain thresholds. Immediately following Closing, based upon the Exchange Ratio, pre-Closing stockholders of the Company are expected to collectively retain approximately 7.3% of the post-Close aggregate common stock of the Company, par value $0.001 (the “Company Common Stock”) and holders of REalloys capital stock and instruments convertible into or exercisable for capital stock of the REalloys will receive as merger consideration newly issued shares of Company Common Stock representing approximately 92.7% of the post-Close aggregate as common and preferred stock of the Company. The Company believes that REalloys will be able to raise substantial capital and already has completed a financing that will provide $5,000,000 upon completion of the Merger. Closing of the Merger is subject to various customary closing conditions including but not limited to the SEC declaring the registration statement effective, approval of REalloys initial listing application by Nasdaq, and stockholder approval.

In addition, the Company entered into a Securities Purchase Agreement dated with Five Narrow Lane LP, on January 17, 2025 (which was later amended on January 27, 2025 pursuant to which the Company agreed to issue, and Five Narrow Lane LP agreed to purchase, a series of debentures (the “Purchase Agreement”). The Purchase Agreement provides for financing of up to an aggregate principal amount $2,300,000 of which $1,050,000 has been received. An additional $750,000 will be funded upon filing of a registration statement on Form S-4 for the Merger, and an additional $500,000 will be funded when such registration statement on Form S-4 is declared effective by the SEC. There can be no assurance that the merger with REalloys will be completed and the related financing will be received.

The Company has historically been able to raise capital in order to fund its operations and on January 31, 2025, the Company filed a registration statement on Form S-3 for the sale of up to $50,000,000 of securities. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75,000,000. There can be no assurance that the Company will be able to raise any capital or on what terms.

The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Principles of Consolidation. The condensed consolidated financial statements include the accounts of Blackboxstocks Inc. and its wholly owned subsidiary Blackbox.io Inc., a Delaware corporation. All intercompany transactions and account balances between the Company and its subsidiary have been eliminated in consolidation. Transactions with its consolidated subsidiary are generally settled in cash.

Use of Estimates. The Company’s financial statement preparation requires that management make estimates and assumptions which affect the reporting of assets and liabilities and the related disclosure of contingent assets and liabilities in order to report these financial statements in conformity with GAAP. Actual results could differ from those estimates.

Segments. The Company operates as a single segment.

Cash. Cash includes all highly liquid investments that are readily convertible to known amounts of cash and have original maturities at the date of purchase of three months or less.

The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC provides coverage of up to $250,000 per depositor, per financial institution, for the aggregate total of depositors’ interest and non-interest-bearing accounts. From time to time the Company’s cash balance exceeded FDIC limits. The Company has not experienced any losses on these accounts and management does not believe that the Company is exposed to any significant risks.

Accounts Receivable. Accounts receivable consists of invoiced and unpaid sales. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer credit worthiness, and current economic trends. Accounts are considered delinquent when payments have not been received within the agreed upon terms and are written off when management determines that collection is not probable.

Investments in Marketable Securities. The Company has invested in marketable securities which primarily consist of investments in mutual funds that hold commercial and government debt securities. These investments are recorded at fair value based on quoted prices at the end of the Company’s reporting period. Any realized or unrealized gains or losses are recognized in the accompanying statements of operations.

Property and Equipment. The Company’s property and equipment is being depreciated on the straight-line basis over an estimated useful life of three years.

Impairment of Long-lived Assets. The Company evaluates long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. This includes but is not limited to significant adverse changes in business climate, market conditions or other events that indicate an asset’s carrying amount may not be recoverable. Recoverability of these assets is measured by comparing the carrying amount of each asset to the future cash flows the asset is expected to generate. If the cash flows used in the test for recoverability are less than the carrying amount of these assets, the carrying amount of such assets is reduced to fair value.

Income Taxes. The Company recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Management evaluates the probability of the realization of its deferred income tax assets. Management determined that because the Company has not yet generated taxable income, it is unlikely that a tax benefit will be realized from these operating loss carry forwards. Accordingly, the deferred income tax asset is offset by a full valuation allowance.

In accordance with ASC Topic 740, Income Taxes, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Revenue Recognition. The Company operates under a software as a service (SaaS) model whereby we sell monthly and annual subscriptions allowing subscribers access to our platform. We recognize revenue over the subscription period (either monthly or annual) and record cash received but not yet earned as unearned subscriptions on our balance sheet in accordance with ASC 606.

Additionally, the Company receives revenues from commissions and the sale of promotional products which are presented as other revenues on the accompanying statements of operations. Commission revenues are recognized as they are earned and revenues from the sale of promotional products are recognized upon shipment.

Software Development Costs. The Company accounts for software development costs pursuant to ASC 985, Software, which requires that the costs incurred for planning, designing, coding and testing of software prior to technological feasibility be recorded as research and development expenses as incurred. Such costs include both internal development and engineering costs as well as development expenses contracted through third parties.

Advertising Expenses. The Company accounts for its advertising and marketing expenses in accordance with ASC 720-35-50 and expenses all costs as incurred including direct expenses of advertisement placement as well as the cost of producing or creating the advertisement.

Prepaid Expenses. Prepaid expenses are current assets created when the Company makes payments or incurs an obligation for expenses identified for a future period. These amounts are charged to expense as the services are provided.

Leases. The Company uses the right-of-use (“ROU”) model to account for leases where the Company is the lessee, which requires an entity to recognize a lease liability and ROU asset on the lease commencement date. A lease liability is measured equal to the present value of the remaining lease payments over the lease term and is discounted using the incremental borrowing rate, as the rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment. Lease payments include payments made before the commencement date and any residual value guarantees, if applicable. When determining the lease term, the Company includes option periods that it is reasonably certain to exercise as failure to renew the lease would impose a significant economic detriment.

For operating leases, minimum lease payments or receipts, including minimum scheduled rent increases, are recognized as rent expense where the Company is a lessee on a straight-line basis (“Straight-Line Rent”) over the applicable lease terms. The excess of the Straight-Line Rent over the minimum rents paid is included in the ROU asset where the Company is a lessee. Short-term lease cost for operating leases includes rental expense for leases with a term of less than 12 months.

Stock-Based Compensation. The Company may issue stock options to employees and stock options or warrants to non-employees in non-capital raising transactions for services and for other costs. The cost of stock options and warrants issued is measured on the grant date based on the fair value using the Cox-Ross-Rubinstein option pricing model. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

The Cox-Ross-Rubinstein option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instrument. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends.

Recently Issued Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes, which enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted. Adoption did not have any impact on the Company’s disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07 (“ASU 2023-07”), Segment Reporting, which improves reportable segment disclosure requirements. ASU 2023-07 primarily enhances disclosures about significant segment expenses by requiring that a public entity disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. This ASU also (i) requires that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment, and a description of its composition; (ii) requires that all annual disclosures are provided in the interim periods; (iii) clarifies that if the CODM uses more than one measure of profitability in assessing segment performance and deciding how to allocate resources, that one or more of those measures may be reported; (iv) requires disclosure of the title and position of the CODM and a description of how the reported measures are used by the CODM in assessing segment performance and in deciding how to allocate resources; (v) requires that an entity with a single segment provide all new required disclosures. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 and requires retrospective application. Early adoption is permitted. The amendments under ASU 2023-07 relate to financial disclosures and its adoption will not have an impact on the Company’s results of operations, financial position or cash flows. Adoption did not have any impact on the Company’s disclosures.

Subsequent Events. The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment consideration.

Earnings or (Loss) Per Share. Basic earnings per share (or loss per share), is computed by dividing the earnings (loss) for the period by the weighted average number of common stock shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities by including other potentially issuable shares of common stock, including shares issuable upon conversion of convertible securities or exercise of outstanding stock options and warrants, in the weighted average number of common shares outstanding for the period. Therefore, because including shares issuable upon conversion of convertible securities and/or exercise of outstanding options and warrants would have an anti-dilutive effect on the loss per share, only the basic earnings (loss) per share is reported in the accompanying financial statements for period of loss.

The Company had total potential additional dilutive securities outstanding at December 31, 2024 and 2023, as follows.

	2024	2023
Series A Convertible Preferred Shares	3,269,998	3,269,998
Conversion rate	0.2	0.2
Common shares after conversion	654,000	654,000
Option shares	144,125	215,625
Warrant shares	88,510	109,584